Variable interest entity	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

 Note 3 – Variable interest entity

On June 10, 2024, Pure Media entered into the Contractual Arrangements with Pinmu Century, and on July 31, 2024, Pure Media entered into the Contractual Arrangements with Zhenxi Brand. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Pinmu Century and Zhenxi Brand as VIEs which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Pure Media is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Pinmu Century and Zhenxi Brand because it has both of the following characteristics:

(1)	The power to direct activities at Pinmu Century and Zhenxi Brand that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Pinmu Century and Zhenxi Brand that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Pinmu Century and Zhenxi Brand pay service fees equal to all of its net income to Pure Media. The Contractual Arrangements are designed so that Pinmu Century and Zhenxi Brand operate for the benefit of Pure Media and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As Pinmu Century is incorporated as a limited liability company and Zhenxi Brand is incorporated as a wholly owned enterprise under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Pinmu Century and Zhenxi Brand are consolidated in the accompanying unaudited interim condensed consolidated financial statements. In addition, their financial positions and results of operations are included in the Company’s unaudited interim condensed consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Current assets	$12,019,639	$12,630,910
Other assets	352,302	350,188
Total assets	12,371,941	12,981,098
Total liabilities	(3,501,363)	(3,897,967)
Net assets	$8,870,578	$9,083,131

	June 30, 2025	December 31, 2024
	(Unaudited)
Current liabilities:
Accounts payable	$2,609,609	$2,787,656
Other payables and accrued liabilities	113,867	207,558
Contract liabilities	6,502	37,316
Lease liabilities	181,392	133,818
Taxes payable	424,225	528,173
Total current liabilities	3,335,595	3,694,521
Lease liabilities – non-current	165,768	203,446
Total liabilities	$3,501,363	$3,897,967

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)
Operating revenues	$3,443,594	$—
Gross profit	1,281,226	—
Loss from operations	(409,275)	—
Net loss	(379,895)	—
Net loss attributable to INFOBIRD CO., LTD	(368,498)	—
Net loss attributable to non-controlling interest	$(11,397)	$—